PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY AND EQUIPMENT
NOTE 7 – PROPERTY AND EQUIPMENT

Set forth below are the composition of property and equipment and the related accumulated depreciation, grouped by major classifications:

	Cost				Accumulated depreciation
	Balance at	Additions	Deletions	Balance at	Balance at	Additions	Deletions	Balance at	Net book value
	beginning	during	during	end of	beginning	during	during	end of	December 31,
	of year	year	year	Year	of year	year	year	year	2024	2025
	in USD thousands				in USD thousands				in USD thousands
Composition in 2025
Office furniture and equipment	251	-	42	209	191	27	41	177	60	32
Computers and communications equipment	467	25	161	331	291	70	138	223	176	108
Laboratory equipment	1,571	-	-	1,571	1,525	26	-	1,551	46	20
Leasehold improvements	2,036	-	-	2,036	1,932	104	-	2,036	104	-
	4,325	25	203	4,147	3,939	227	179	3,987	386	160